Total revenue and income - Summary of Disaggregation by Geographic Location (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Disaggregation by Geographic Location [Line Items]
Total Revenue and Income	R$ 5,127,808	R$ 2,958,453	R$ 1,906,650
Selected assets	1,449,457	920,819
Brazil [member]
Disclosure of Disaggregation by Geographic Location [Line Items]
Total Revenue and Income	4,790,236	2,716,459	1,751,419
Selected assets	1,208,737	881,434
United States [member]
Disclosure of Disaggregation by Geographic Location [Line Items]
Total Revenue and Income	307,456	204,207	131,198
Selected assets	224,244	31,829
Europe [member]
Disclosure of Disaggregation by Geographic Location [Line Items]
Total Revenue and Income	30,116	37,787	R$ 24,033
Selected assets	R$ 16,476	R$ 7,556